Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Operating activities:
Net loss for the period	$ (27,177)	$ (26,560)	$ (16,709)
Items not affecting cash:
Accretion	19	30	85
Amortization and depreciation	5,735	6,685	3,769
Asset impairment	15,031	2,460	167
Deferred income taxes	(1,773)	(926)	(336)
Foreign exchange	15	(146)	(519)
Gain on investment	(2)	(43)	(43)
Share-based payments	1,535	1,943	3,083
Items not affecting cash	(6,617)	(16,557)	(10,503)
Amounts receivable	(601)	(561)	163
Inventory	(102)	(185)	(501)
Unbilled revenue	360	21	91
Prepaid expenses	624	90	(772)
Accounts payable and accrued liabilities	983	(1,665)	1,462
Sales and income taxes payable and receivable	733	(896)	152
Deferred revenue	374	(80)	(13)
Net cash used in operating activities	(4,246)	(19,833)	(9,921)
Investing activities:
Purchase of equipment	(1,397)	(1,495)	(1,066)
Security depost on leases	(141)	40	(259)
Purchase of BioStrand	0	0	(3,692)
Purchase of customer list	0	0	(191)
Deferred acquisition payment	(146)	(592)	0
Sale of QVQ Holdings BV shares	121	80	0
Net cash used in investing activities	(1,563)	(1,967)	(5,208)
Financing activities:
Proceeds on share issuance, net of transaction costs	2,360	716	3,850
Share issue cost pursuant to the acquisition of BioStrand	0	0	(5)
Repayment of leases	(1,339)	(1,337)	(962)
Net cash provided by (used in) financing activities	1,021	(621)	2,883
Decrease in cash during the period	(4,788)	(22,421)	(12,246)
Foreign exchange	(33)	740	455
Cash – beginning of the year	8,366	30,047	41,838
Cash – end of the year	3,545	8,366	30,047
Cash is comprised of:
Cash	3,459	8,280	29,965
Restricted cash	86	86	82
Cash paid for interest	0	263	38
Cash paid for income tax	$ 0	$ 591	$ 1,185